Note 15 - Earnings Per Common Share	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]

NOTE 15 Earnings per Common Share

The following table reconciles the weighted average shares outstanding and net income for basic and diluted earnings per common share:

	Year ended December 31,
(Dollars in thousands, except per share data)	2015	2014	2013
Weighted average number of common shares outstanding used in basic earnings per common share calculation	4,127,453	4,060,404	4,001,288

Net dilutive effect of :
Options and warrants	513,505	507,856	266,391
Restricted stock awards	34,959	55,783	42,487
Weighted average number of common shares outstanding adjusted for effect of dilutive securities	4,675,917	4,624,043	4,310,166

Net income	$2,956	7,379	26,670
Dividends on preferred stock	(108)	(1,710)	(2,068)
Net income available to common shareholders	$2,848	5,669	24,602
Basic earnings per common share	$0.69	1.40	6.15
Diluted earnings per common share	$0.61	1.23	5.71